INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAX AND SOCIAL CONTRIBUTION
NOTE 12 – INCOME TAX AND SOCIAL CONTRIBUTION
12.1 - Composition of deferred income tax and social contribution

	12/31/2025	12/31/2024
Tax differences through income
Tax loss carryforwards	12,784,666	9,429,496
Provision for litigation	7,044,354	3,835,152
Estimated loss in credits	2,508,922	782,071
Operational provisions	1,116,479	634,542
Impairment	583,704	178,506
Contractual Transmission assets	(9,109,911)	(12,748,145)
Renegotiation of hydrological risk	(642,641)	(828,508)
Accelerated depreciation	(293,599)	(301,060)
Financial instruments	1,209,858	(29,474)
Others	(257,300)	254,315
Tax Differences Recognized Through Other Comprehensive Income (OCI)
Deferred tax assets on actuarial losses	627,041	584,594
Financial instruments at fair value	(493,221)	(405,499)
	15,078,352	1,385,990
Tax credits
Income tax	19,264,090	11,014,760
Social contribution	9,644,530	4,801,139
Tax debits
Income tax	(8,561,300)	(9,534,459)
Social contribution	(5,268,968)	(4,895,450)
	15,078,352	1,385,990
The amounts recognized in the financial statements are the result of the Company’s best estimate of future taxable profits, and the basis of the recorded value is formed by the temporary differences, tax loss and negative basis of social contribution of each entity, whose expected realization is as follows:

2026	(384,500)
2027	265,254
2028	628,342
2029	790,807
2030	753,948
After 2030	13,024,501
15,078,352
12.2 - Reconciliation of taxes recognized in the result

	12/31/2025	12/31/2024	12/31/2023
Operating income (loss) before taxes	(6,979,950)	10,620,783	1,396,363

IRPJ and CSLL calculated at nominal rates	2,373,183	(3,611,067)	(474,763)

Effects of additions and deletions
Equity Method	630,353	10,168	515,523
Dividends / interest on equity (IOE)[1]	621,084	—	—
Tax loss offset	14,486	97,002	—
Tax incentives - impacts of deferral	211,031	402,828	290,574
Unrecognized / reversed deferred taxes	(3,173,560)	(623,082)	93,800
Deferral tax[2]	254,875	656,515	(663,640)
Other permanent additions and exclusions	117,450	203,890	893,556
Total (debit)/credit of IRPJ and CSLL of transactions	1,048,902	(2,863,746)	655,050

Effective tax rate (%) of transactions	—	26.96	—
			—
Constitution/reversal of tax credits	12,490,705	2,623,716	2,343,448

Total (debit)/credit of IRPJ and CSLL	13,539,607	(240,030)	2,998,498
[1] Shareholder remuneration used in Brazil, provided for under Brazilian corporate and tax legislation, which allows the Company to deduct such payments for tax purposes as a financial expense
[2]The movement includes, substantially, the effect between income tax nominal rate and subsidiaries’ income tax rate.
AXIA Energia, reassessed its projected future taxable income, which resulted the recognition of an additional portion of deferred tax assets related to tax loss carryforwards and negative social contribution tax base in the amount of R$3,355,170, as well as R$10,337,192 related to temporary differences. The balance of unrecognized temporary differences totaled R$2,492,915 (R$9,432,484 as of December 31, 2024) which are included under the unrecognized/reversed deferred taxes line. As of December 31, 2025, the total recognized deferred income tax and social contribution asset amounted to R$15,078,352 (R$1,385,990 as of December 31, 2024), net of deferred tax liabilities.
The Company’s projection of taxable results changed compared to 2024 primarily due to the following factors:
i.Energy price projections, reflecting the adoption of assumptions aligned with current market outlook, resulting in a projected price curve compared to the estimates previously used, considering expectations regarding demand, the evolution of Brazil’s energy matrix and macroeconomic assumptions; and
ii. A reduction in financial leverage compared to prior estimates, driven by the Company’s improved projected operational performance—particularly the gradual reduction of costs and expenses implemented over the past three years; the consolidation of centralized activities following the merger of Furnas, a company with a history of generating taxable profits, in the second half of 2024, the increase in transmission revenues due to reinforcement and improvement investments, and the projected evolution of energy prices referenced in item (i). The Company’s release from future financial contributions related to the construction of the Angra 3 nuclear plant also contributed to the reduction in financial leverage
The projections take into account the remaining terms of AXIA Energia’s transmission and power generation concession agreements, which expire in 2042 and 2052, respectively. Deferred tax assets arising from tax loss carryforwards and negative bases are expected to be realized through 2047, without assuming concession renewals beyond their original expiration dates.
12.3 - Other Tax Matters
12.3.1 - Uncertainty over Income Tax Treatments
The Company has adopted procedures to assess income tax treatments for which there is uncertainty regarding acceptance by the tax authorities. Although such tax treatments are currently under judicial challenge, the Company considers it probable that the positions adopted will ultimately be accepted by the competent authority, in this case, the Judiciary. However, the final outcome remains uncertain and is subject to factors beyond the Company’s control, including changes in case law and amendments to tax laws and regulations.
The judicial proceedings arising from the tax treatments adopted by the Company are described below. The estimated amounts involved are included in the balance of tax contingencies classified as possible losses (see Note 27.2).
•Annulment Action and Tax Enforcement related to IRPJ and CSLL (AXIA Energia)
This case concerns an Annulment Action filed by the merged entity Furnas against the Federal Treasury, challenging the tax assessment issued due to alleged irregularities in the calculation of Corporate Income Tax (IRPJ) and Social Contribution on Net Profit (CSLL), arising from the exclusion of the reversal of the actuarial liability of Fundação Real Grandeza (FRG) from taxable income. Following an unfavorable final administrative decision, the Federal Government filed a Tax Enforcement Action to collect the assessed debt. The enforcement action remains suspended until a final judgment is rendered in the Annulment Action filed by the Company, in which it argued that, because the amount corresponds to an actuarial surplus, it should be excluded from the tax base and only taxed upon realization. This case has a favorable decision rendered by the Federal Regional Court (TRF) of the 2nd Region, published on September 25, 2024. However, on June 6, 2025, the proceedings were suspended pending judgment of Theme 1,255 of General Repercussion (a matter limited solely to attorney fees). The amount under dispute totals R$2,178,305 as of December 31, 2025 (R$2,060,752 as of December 31, 2024).
•Tax Enforcement and Objections to Tax Enforcement related to IRPJ and CSLL (AXIA Energia)
This case concerns a Tax Enforcement Action filed by the Federal Treasury seeking the collection of IRPJ and CSLL for the 2010 tax year. In addition to the taxes, the tax authorities imposed a 75% assessment penalty and a 50% isolated penalty. The enforcement action is currently suspended due to the filing of Objections to Enforcement, in which the trial court ruled that the isolated penalty was unenforceable. This decision was later upheld on appeal. The Federal Treasury filed a Special Appeal, which was not admitted, and no subsequent interlocutory appeal was filed. As a result, the decision regarding the unenforceability of the isolated penalty has become final and binding, and the Company has requested the correction of the debt instruments (CDAs) to reflect this outcome. The remaining tax assessment continues to be contested through Special and Extraordinary Appeals filed by the Company. The amount under dispute totals R$955,755 as of December 31, 2025 (R$899,043 as of December 31, 2024).
•Ordinary Action to challenge IRPJ and CSLL on indemnification for early reversion of concession assets (AXIA Energia Sul)
This case concerns an Ordinary Action seeking to exclude IRPJ and CSLL from the indemnification received due to the early reversion of fixed assets used in electricity transmission services and the renewal of concession agreements, pursuant to Provisional Measure No. 579/2012, converted into Law No. 12,783/2013, involving the merged entity Eletrosul Centrais Elétricas S.A. As of December 31, 2025, the case has an unfavorable judgment on the merits issued by the Federal
Regional Court (TRF) of the 4th Region, pending judgment of a Special Appeal. The amount under dispute totals R$938,232 as of December 31, 2025 (R$836,218 as of December 31, 2024).
•Annulment Action related to IRPJ and CSLL (AXIA Energia Sul)
This Annulment Action challenges IRPJ and CSLL assessments levied on revenue recognized under Law No. 8,727/1993, as well as related tax credits established by the Federal Revenue Service. On February 28, 2020, the trial court ruled in favor of AXIA Energia Sul, holding that the cash basis should apply to the taxation of amounts arising from the renegotiated debt, thus annulling all tax credits. On June 10, 2025, the reporting judge issued an opinion supporting full confirmation of the judgment. However, on September 25, 2025, a dissenting vote prevailed, overturning the decision on the core issue and holding that IRPJ and CSLL must be levied on revenue from the renegotiation of the debt under Law No. 8,727/1993 on an accrual basis, deeming the deferral of taxation until receipt improper. The decision is pending publication. The amount under dispute totals R$630,246 as of December 31, 2025 (R$624,047 as of December 31, 2024).
•Tax Enforcement Action seeking collection of IRPJ and CSLL on amounts related to the early reversion of concession assets (AXIA Energia)
This case concerns a Tax Enforcement Action brought to collect IRPJ and CSLL on the indemnification received for the early reversion of fixed assets used in the provision of electricity transmission services and the renewal of concession agreements, pursuant to Provisional Measure No. 579/2012, converted into Law No. 12,783/2013, involving the merged entity Furnas Centrais Elétricas S.A. The merits of the case are being contested through Objections to the Tax Enforcement Action, in which the trial court issued a favorable ruling to the Company, annulling the tax collection. As of December 31, 2025, the case awaits judgment of the Appeal filed by the Federal Government before the Federal Regional Court (TRF) of the 2nd Region. The amount under dispute totals R$821,739 as of December 31, 2025 (R$766,147 as of December 31, 2024).
•Tax Assessment Notice – IRPJ and CSLL (AXIA Energia)
This case concerns a Tax Assessment Notice issued for the collection of IRPJ and CSLL resulting from the disallowance of a deductible expense incurred in 2000, recorded as a tax loss in 2009 and offset in 2010, as well as the imposition of an isolated penalty. The administrative proceeding is pending before CARF (the Administrative Council of Tax Appeals) and has received an unfavorable decision from the Superior Chamber of Tax Appeals. The case is currently awaiting judgment of the Motion for Clarification filed by the taxpayer. The amount under dispute totals R$913,294 as of December 31, 2025 (R$852,517 as of December 31, 2024).
Accounting Policy
Income tax and social contribution, calculated on the profit adjusted for tax purposes, are recognized in profit or loss, classified between current and deferred, in the period in which the related results (profit or loss) occur. Income tax and social contribution relating to other comprehensive income are recognized directly in equity, without passing through profit or loss, and are presented in the statement of comprehensive income.
The Company evaluates uncertainties related to income taxes by considering the probability that the tax treatments adopted will be accepted by the tax authorities. When acceptance is not considered probable, the estimated effect of the uncertainty is recognized based on the most reliable amount expected to be paid or recovered as of the reporting date.
Current IRPJ and CSLL
Current taxes are recognized as an expense in profit or loss in the period in which taxable profit is determined, applying the tax rates in effect to the tax base adjusted in accordance with the applicable tax regime. Taxable profit is the amount of profit subject to taxation, calculated by adjusting accounting profit to include or exclude certain income and expense items that are treated differently for tax purposes.
Current income tax and social contribution are presented on a net basis, by taxable entity, when there is a legally enforceable right to offset the recognized amounts and an intention to settle them on a net basis.
Deferred IRPJ and CSLL
Deferred income tax and social contribution represent the tax effect arising from:
(i) revenue and expense items that, due to tax regulations, cannot be included in the tax base for the calculation of income tax and social contribution in the current period, but may be deductible or taxable in future periods (temporary differences); and
(ii) any tax loss for the period.
Deferred tax assets recognized in profit or loss, arising from temporary differences or tax losses, are recognized as assets based on projections of future taxable profit and the expected utilization of temporary differences, as well as considerations regarding tax planning opportunities that could enable the realization of the asset.
Estimates and critical judgments
To recognize and maintain deferred tax assets arising from accumulated tax losses and temporary differences, the Company projects its future results considering macroeconomic assumptions, its operational structure, and its strategic plan approved by the Board of Directors. These assumptions are subject to risks and uncertainties inherent to long‑term estimates, such as future energy prices, concession contract terms, and leverage levels, and may change the Company’s projections and, therefore, may affect the estimated amount of deferred tax assets.